Investments in equity investees (Narrative) (Details) ¥ in Thousands, $ in Thousands			1 Months Ended					12 Months Ended
	Dec. 15, 2022 CNY (¥)	Jan. 25, 2021	Oct. 31, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) shares	Jun. 30, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 31, 2021 CNY (¥)
Investments in equity investees
Share of income (loss) in equity method investment								¥ (3,586)	$ (520)	¥ 3,300	¥ 5,470
Equity Securities without Readily Determinable Fair Value, Amount								87,750		118,716
Impaired Financing Receivable, Interest Income, Accrual Method								8,400		3,541	10,800
Unrealized investment loss								(97,827)	$ (14,184)	(209,956)
Impairment losses remaining equity interest								0		3,541	0
iClick
Investments in equity investees
Percentage of interest of total outstanding shares		4.00%
Percentage of interest of voting equity		10.00%
iClick | Class B ordinary shares
Investments in equity investees
Number of shares subscribed | shares					649,349
Subscription price | $					$ 17,200
Number of votes per share					20
iClick | ADR
Investments in equity investees
Number of shares subscribed | shares					2,471,468
Subscription price | $					$ 32,800
iClick | Class A ordinary shares
Investments in equity investees
Number of ADS per share | shares					2
Fosun Fashion Group (Cayman) Limited [Member]
Investments in equity investees
Unrealized investment loss								¥ 4,208
Fosun Fashion Group (Cayman) Limited [Member] | Class B ordinary shares
Investments in equity investees
Total consideration	¥ 21,170
Subscription price				¥ 76,716
Percentage of interest of voting equity				1.57%
Preferred shares issued | shares				4,908,939				4,908,939
Ordinary shares acquired | shares								300,000	300,000
Conversion of preferred to ordinary shares | shares								1,321,790
Beijing Pengtai Interactive Advertising Co Ltd [Member]
Investments in equity investees
Share of income (loss) in equity method investment								¥ 8,412		8,145	7,363
Total consideration							¥ 13,328
Parent Company [Member]
Investments in equity investees
Subscription price								138,052	$ 20,016
Unrealized investment loss								102,035	$ 14,794	209,956	0
Beijing Pengtai Interactive Advertising Co Ltd [Member]
Investments in equity investees
Equity Method Investment, Ownership Percentage							51.00%
Baozun | Parent Company [Member]
Investments in equity investees
Equity Method Investment, Ownership Percentage							49.00%
Hangzhou Juxi Technology Co., Ltd.
Investments in equity investees
Share of income (loss) in equity method investment								¥ 414		¥ 60	¥ (26)
Equity Method Investment, Ownership Percentage						10.00%
Total consideration						¥ 15,000
Hangzhou Dajing Guangtong Network Technology Co., Ltd.
Investments in equity investees
Share of income (loss) in equity method investment			¥ 8,600
Equity Method Investment, Ownership Percentage												30.00%
Total consideration			¥ 2,300									¥ 13,500